Audited Consolidated Balance Sheet as of December 31, 2023 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2024 - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 8,397	$ 7,809
Restricted Cash	0	9,941
Short-term investments	5,963	193
Advances to suppliers	280	306
Prepaid expenses and other current assets	279	170
Total current assets	14,919	18,419
Noncurrent assets:
Property and equipment, net	1,487	1,628
Operating lease right-of-use assets	4,050	4,397
Other noncurrent assets	441	364
Total noncurrent assets	5,978	6,389
Total assets	20,897	24,808
Current liabilities:
Accounts payable	2,119	1,407
Accrued expenses	1,772	2,581
Current portion of operating lease liabilities	656	631
Deferred revenue	2,001	1,751
Other current liabilities	1,639	1,588
Total current liabilities	8,187	7,958
Noncurrent liabilities:
Operating lease liabilities	3,030	3,364
Deferred revenue	32,343	33,242
Other noncurrent liabilities	3,612	3,705
Total noncurrent liabilities	38,985	40,311
Total liabilities	47,172	48,269
Commitments and Contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	12,274	11,874
Shareholder's deficit
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 39,015,476 and 40,300,350 shares issued and outstanding as of December 31, 2023 and June 30, 2024, respectively)	4	4
Additional paid-in capital	372,117	368,599
Accumulated deficit	(403,564)	(396,302)
Accumulated other comprehensive income	1,258	894
Total BeyondSpring Inc.’s shareholders’ deficit	(30,185)	(26,805)
Noncontrolling interests	(8,364)	(8,530)
Total shareholders' deficit	(38,549)	(35,335)
Total liabilities, mezzanine equity and shareholders' deficit	$ 20,897	$ 24,808